Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets
Goodwill and Intangible Assets

12.Goodwill and Intangible Assets

Goodwill and intangible assets were comprised as follows:

	Goodwill	Intangible assets				Total
		Lloyd’s	Customer		Computer
		participation	and broker	Brand	software
		rights(1)	relationships	names(1)	and other(1)
Balance - January 1, 2023	2,927.5	503.2	653.9	1,018.3	586.1	5,689.0
Additions(2)	355.8	—	538.2	123.0	209.3	1,226.3
Disposals(3)	(45.9)	—	(35.9)	(0.5)	—	(82.3)
Amortization	—	—	(92.9)	—	(280.4)	(373.3)
Impairments(4)	(132.4)	—	—	(3.8)	—	(136.2)
Foreign exchange effect and other	16.9	—	7.3	24.7	3.9	52.8
Balance - December 31, 2023	3,121.9	503.2	1,070.6	1,161.7	518.9	6,376.3

Gross carrying amount	3,485.6	503.2	1,765.9	1,203.0	1,713.6	8,671.3
Accumulated amortization	—	—	(710.3)	—	(1,175.1)	(1,885.4)
Accumulated impairment and other	(363.7)	—	15.0	(41.3)	(19.6)	(409.6)
	3,121.9	503.2	1,070.6	1,161.7	518.9	6,376.3

	Goodwill	Intangible assets				Total
		Lloyd’s	Customer		Computer
		participation	and broker	Brand	software
		rights(1)	relationships	names(1)	and other(1)
Balance - January 1, 2022	3,084.8	503.2	760.9	1,087.3	492.0	5,928.2
Additions	152.0	—	25.9	(0.3)	267.6	445.2
Disposals(3)	(81.9)	—	(31.6)	(8.5)	(3.2)	(125.2)
Amortization	—	—	(91.7)	—	(134.9)	(226.6)
Impairments(4)	(137.0)	—	—	—	(0.9)	(137.9)
Foreign exchange effect and other	(90.4)	—	(9.6)	(60.2)	(34.5)	(194.7)
Balance - December 31, 2022	2,927.5	503.2	653.9	1,018.3	586.1	5,689.0

Gross carrying amount	3,161.8	503.2	1,279.0	1,060.1	1,594.2	7,598.3
Accumulated amortization	—	—	(631.6)	—	(988.3)	(1,619.9)
Accumulated impairment and other	(234.3)	—	6.5	(41.8)	(19.8)	(289.4)
	2,927.5	503.2	653.9	1,018.3	586.1	5,689.0
(1)	Indefinite-lived intangible assets not subject to amortization had an aggregate carrying value at December 31, 2023 of $1,756.8 (December 31, 2022 – $1,613.6).
(2)	On December 26, 2023 the company acquired additional interest in Gulf Insurance and consolidated its assets and liabilities on the date of acquisition. See note 21.
(3)	On May 10, 2023 Brit sold its managing general underwriting operations, Ambridge Group and deconsolidated goodwill of $45.9 and intangible assets of $32.6. During 2022 the company sold its interests in the Crum & Forster Pet Insurance Group and Pethealth and deconsolidated goodwill of $81.7 and intangible assets of $34.6. See note 21.
(4)	During 2023 non-cash impairment charges recorded in Non-insurance expenses in the consolidated statement of earnings by the non-insurance companies primarily related to non-cash goodwill impairment charges on Farmers Edge of $63.5 (2022 - $133.4).

Goodwill and intangible assets were allocated to the company’s cash-generating units (“CGUs”) as follows:

	December 31, 2023			December 31, 2022
		Intangible			Intangible
	Goodwill	assets	Total	Goodwill	assets	Total
Insurance and reinsurance companies
Allied World	940.0	474.3	1,414.3	940.0	519.8	1,459.8
Gulf Insurance	330.5	607.0	937.5	—	—	—
Brit	167.7	527.4	695.1	214.6	565.5	780.1
Zenith National	317.6	69.3	386.9	317.6	77.7	395.3
Crum & Forster	132.6	99.0	231.6	132.6	57.8	190.4
Northbridge	83.8	136.6	220.4	81.6	133.5	215.1
Odyssey Group	119.7	49.4	169.1	119.7	50.8	170.5
All other(1)	96.7	103.1	199.8	85.1	108.3	193.4
	2,188.6	2,066.1	4,254.7	1,891.2	1,513.4	3,404.6
Non-insurance companies
Recipe	293.6	919.0	1,212.6	298.9	902.2	1,201.1
AGT	150.7	49.4	200.1	147.6	49.6	197.2
Thomas Cook India	126.9	48.1	175.0	127.7	48.4	176.1
Boat Rocker	59.7	102.9	162.6	86.4	184.8	271.2
All other(2)	302.4	68.9	371.3	375.7	63.1	438.8
	933.3	1,188.3	2,121.6	1,036.3	1,248.1	2,284.4
	3,121.9	3,254.4	6,376.3	2,927.5	2,761.5	5,689.0
(1)	Comprised primarily of balances related to AMAG Insurance, Eurolife and Fairfax Central and Eastern Europe.
(2)	Comprised primarily of balances related to Dexterra Group, Grivalia Hospitality (consolidated on July 5, 2022) and Fairfax India's subsidiaries.

Impairment tests for goodwill and indefinite-lived intangible assets were completed during 2023 and it was concluded that no significant impairments had occurred, other than non-cash goodwill impairment charges on Farmers Edge of $63.5 which were recognized in 2023. When testing for impairment, the recoverable amount of each CGU or group of CGUs was based on the higher of (i) fair value less costs of disposal, determined using market prices inclusive of a control premium or discounted cash flow models, and (ii) value-in-use, determined using discounted cash flow models.

In preparing discounted cash flow models, cash flow projections typically covering a five year period were derived from financial budgets approved by management. Cash flows beyond the projected periods were extrapolated using estimated growth rates which do not exceed the long term average historic growth rate for the business in which each CGU operates. A number of other assumptions and estimates including net insurance revenue, investment returns, regulatory capital ratios, other revenues, expenses, royalty rates and working capital requirements were required to be incorporated into the discounted cash flow models. The forecasts were based on best estimates of future net insurance revenue or other revenues and operating expenses using historical trends, general geographical market conditions, industry trends and forecasts and other available information. These assumptions and estimates were reviewed by the applicable CGU’s management and by Fairfax management. The cash flow forecasts were adjusted by applying appropriate discount rates within a range of 10.1% to 13.0% for insurance and reinsurance subsidiaries, and 10.5% to 25.5% for non-insurance subsidiaries. A long term investment return of 5.0% was applied to the investment portfolios of insurance and reinsurance subsidiaries. The long term growth rates used to extrapolate cash flows beyond five years for the majority of the CGUs ranged from 3.0% to 3.7%.